Bank Line of Credit and Term Loan - Narrative (Details) (USD $)	4 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended								0 Months Ended						0 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Apr. 16, 2014 Secured Debt	Dec. 30, 2013 Secured Debt covenant	Dec. 31, 2012 Secured Debt	Dec. 30, 2013 Secured Debt London Interbank Offered Rate (LIBOR)	Dec. 31, 2012 Secured Debt London Interbank Offered Rate (LIBOR)	Dec. 30, 2013 Term Loan Secured Debt	Dec. 31, 2012 Term Loan Secured Debt	Dec. 30, 2013 Line of Credit Secured Debt	Dec. 31, 2012 Line of Credit Secured Debt	Jun. 20, 2012 Credit Facility, Second Amendment Secured Debt	Feb. 28, 2013 Credit Facility, Third Amendment Interest Rate Cap Secured Debt London Interbank Offered Rate (LIBOR)	Nov. 30, 2012 Credit Facility, Third Amendment Line of Credit Secured Debt	Feb. 28, 2013 Credit Facility, Third Amendment Line of Credit Interest Rate Cap	Nov. 26, 2013 Credit Facility, Fourth Amendment Secured Debt	Nov. 26, 2013 Credit Facility, Fourth Amendment Term Loan Secured Debt	Dec. 30, 2013 Credit Facility, Fourth Amendment Line of Credit Secured Debt	Nov. 26, 2013 Credit Facility, Fourth Amendment Line of Credit Secured Debt	Apr. 16, 2014 Term Loan Secured Debt	Apr. 16, 2014 Line of Credit Secured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 25,000,000.0		$ 20,000,000.0					$ 26,500,000.0
Incremental commitments															5,000,000.0		15,000,000.0					15,000,000.0
Maximum period allowed to enter into a rate contract																	90 days
Portion of principal amount protected against interest rate fluctuation, percentage																	50.00%
Notional amount																		12,300,000
Cap interest rate																2.00%
Remaining borrowing capacity																					100,000
Quarterly periodic payment, percentage of commitment																			1.25%
Amount outstanding											38,500,000		2,900,000							38,500,000
Floor of variable rate basis									1.00%	1.00%
Basis spread on variable rate									4.25%	5.00%
Extinguishment of Debt, Amount																							37,500,000	10,800,000
Loss on extinguishment of debt	978,041	0				1,000,000
Interest rate							5.25%	6.00%			5.25%	6.00%	5.25%	6.00%
Number of quarterly financial covenants							3
Consolidated leverage ratio, next twelve months (less than 5.75)							5.75
Consolidated leverage ratio, thereafter (less than 5.50)							5.50
Consolidated fixed charge coverage ratio (greater than 1.25)							1.25
Loan costs incurred and capitalized			$ 283,795	$ 575,794	$ 397,933		$ 300,000	$ 600,000